Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade accounts receivable	R$ 3,908,773	R$ 3,659,777
Gross accounts receivable	4,538,512	4,241,515
Provision for expected credit losses	(629,739)	(581,738)
Current portion	(3,709,766)	(3,421,094)
Non-current portion	199,007	238,683
Billed Services [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	2,237,551	2,149,579
Unbilled Services [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	1,036,339	929,669
Network Use [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	750,054	550,416
Goods Sold [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	494,279	590,476
Contract assets [member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	19,957	19,828
Other Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	R$ 332	R$ 1,547